Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 2,277,777	$ 646,978	$ 89,285
Accounts receivable, net of allowances of $522,297 and $1,444, respectively	11,153,915	8,481,999	347,607
Inventory	63,698		10,992
Deferred loan costs	318,492	298,517
Note receivable	200,000
Prepaid Taxes	50,296
Prepaid registration costs	1,467,875	523,410
Other current assets	501,056	233,067	8,701
Total current assets	16,033,109	10,183,971	456,585
Property and equipment, net	549,508	367,624	338,759
Goodwill	24,619,457	20,561,980	343,986
Intangible assets, net	13,325,977	9,105,843	802,131
Deferred loan costs, net of current portion	1,362,857	1,528,262
Other assets	206,289	118,563	304,084
Total assets	56,097,197	41,866,243	2,245,545
Current Liabilities:
Accounts payable and accrued expenses	7,233,127	4,164,464	991,302
Deferred revenue	75,386	135,319
Income taxes payable	24,359	123,605
Bank debt, current portion	388,878	352,096	114,358
Notes, related parties	1,469,398	378,102	5,364
Notes, acquisition	3,101,547
Contingent consideration	6,993,506	4,624,367	141,607
Term loans, current portion, net of debt discount	4,417,700	3,632,528	1,104,987
Total current liabilities	23,703,901	13,410,481	2,357,618
Other Liabilities:
Bank debt, net of current portion	149,987	207,831	698,289
Notes, related parties, net of current portion	105,694	105,694	936,054
Deferred tax liability	3,895,870	2,374,356
Term loans, net of current portion, net of debt discount	11,211,763	11,880,237
Long term contingent consideration	557,933	557,933
Derivative financial instruments at estimated fair value	1,068,458	33,593	38,557
Total other liabilities	16,989,705	15,159,644	1,672,900
Total Liabilities	40,693,606	28,570,125	4,030,518
Redeemable Common stock, $0.0001 par value, with $50.00 put option, 10,000 and 0 shares issued and outstanding, at December 31, 2012 and December 31, 2011, $500,000 liquidation preference	499,921	499,921
Total redeemable common and preferred stock	13,037,072	16,584,704	620,872
Stockholders' Equity (Deficit):
Series A, convertible preferred stock, $0.0001 par value, 20,000,000 authorized; 2,000,000 and 2,000,000 issued and outstanding as of December 31, 2012 and December 31, 2011		200	200
Common stock; $0.0001 par value; 500,000,000 shares authorized; 1,995,930 and 1,269,901 issued and outstanding as of December 31, 2012 and December 31, 2011	461	49	32
Additional paid-in capital	17,102,982	9,095,517	7,871,322
Accumulated deficit	(14,820,755)	(12,455,783)	(10,382,921)
Total InterCloud Systems, Inc. stockholders' equity (deficit)	2,282,688	(3,360,017)	(2,511,367)
Non-controlling interest	83,831	71,431	105,522
Total stockholders' equity (deficit)	2,366,519	(3,288,586)	(2,405,845)
Total liabilities, non-controlling interest and stockholders' equity (deficit)	56,097,197	41,866,243	2,245,545
Redeemable Series B, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock		2,216,760	15,000
Redeemable Series C, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock		1,500,000
Redeemable Series D, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock		605,872	605,872
Redeemable Series E, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	3,350,000	2,575,000
Redeemable Series F, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	3,575,000	3,575,000
Redeemable Series G, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock
Redeemable Series H, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	1,425,000	1,425,000
Redeemable Series I, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	4,187,151	4,187,151
Preferred Stock Series A Convertible
Stockholders' Equity (Deficit):
Total stockholders' equity (deficit)		$ 200	$ 200